COMMON STOCK (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 12, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 29, 2023	Jun. 20, 2023	Oct. 07, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				250,000,000	250,000,000	250,000,000		170,000,000
Common stock, shares par value				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued				60,260,282	43,272,728
Common stock, shares outstanding		60,260,282	45,795,502	60,260,282	43,272,728
Number of shares issued for cash			$ 597,000	$ 1,273,000
Purchase agreement, description				the 36-month anniversary of the later of (x) the closing of the merger and (y) effective date of the Initial Registration Statement (as defined in the Purchase Agreement), (ii) the date on which CCM LLC shall have purchased 150,000,000 of shares of common stock pursuant to the Purchase Agreement, (iii) the date on which common stock shall have failed to be listed or quoted on Nasdaq or any successor principal market and (iv) the commencement of certain bankruptcy proceedings or similar transactions with respect to the Company or all or substantially all of its property.
Aggregate net proceeds					$ 15,000,000
Expiration date				Jun. 20, 2028
Proceeds from issuance of common stock				$ 22,810,000
Related costs				2,074,000
Adjustment to additional paid in capital warrant issued				1,169,000
General and administrative expense		$ 4,813,000	9,495,000	26,389,000	$ 41,566,000
Fair value liability				13,762,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for cash
Shares new issues			73,500,000	588,500,000
Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues				1,500,000
Common Stock [Member] | June Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues				10,000,000
Share issued price share				$ 2.00
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price				$ 2.00
Underwriters exercise				1,405,000
Underwriters Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price				$ 2.50			$ 2.50
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price share							$ 2.00
General and administrative expense				$ 904,000
Maximum [Member] | Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues				1,500,000
Maximum [Member] | Common Stock [Member] | June Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues				10,000,000
Maximum [Member] | Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues				1,405,000
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues			73,500	588,500
Aggregate net proceeds			$ 597,000	$ 1,273,000
Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregated purchase price		$ 150,000,000		$ 150,000
THOR Industries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for cash	$ 15,000,000
CCM, LLC [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase agreement, description				which would result in beneficial ownership (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 promulgated thereunder) by CCM LLC, together with its affiliates, of more than 9.9%, (ii) which would cause the aggregate purchase price on the applicable VWAP Purchase Date (as defined in the Purchase Agreement) for such purchases to exceed $3,000 and (iii) equal to 20% of the total number of shares of common stock that would count towards VWAP on the applicable Purchase Date of such purchase
CCM, LLC [Member] | Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregated purchase price				$ 150,000